Income Taxes (Tables)	12 Months Ended
Dec. 27, 2014
Income Tax Disclosure [Abstract]
Earnings Before Income Taxes and the Provision for Income Taxes
Earnings before income taxes and the provision for income taxes consisted of the following:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Earnings before income taxes:
United States	$1,117	$3,596	$2,156
Outside United States	289	494	297
Total	$1,406	$4,090	$2,453

Provision for income taxes:
United States federal:
Current	$678	$591	$209
Deferred	(336)	566	424
	342	1,157	633
State and local:
Current	(34)	34	54
Deferred	(26)	61	43
	(60)	95	97
Total United States	282	1,252	730
Outside United States:
Current	80	42	78
Deferred	1	81	3
Total outside United States	81	123	81
Total provision for income taxes	$363	$1,375	$811

Effective Income Tax Rate Reconciliation
The effective income tax rate on pre-tax earnings differed from the U.S. federal statutory rate for the following reasons :

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
U.S. federal statutory rate	35.0%	35.0%	35.0%
Increase / (decrease) resulting from:
U.S. state and local income taxes, net of federal tax benefit	0.2%	1.7%	2.3%
Domestic manufacturing deduction	(4.6)%	(1.2)%	(2.7)%
Foreign rate differences	(2.2)%	(1.1)%	(1.1)%
Changes in uncertain tax positions	(0.9)%	0.2%	(0.8)%
Other	(1.7)%	(1.0)%	0.4%
Effective tax rate	25.8%	33.6%	33.1%

Unrecognized Tax Benefits
The changes in our unrecognized tax benefits were:

	For the Years Ended
	December 27, 2014	December 28, 2013	December 29, 2012
	(in millions)
Beginning of year	$259	$258	$371
Increases from prior period tax positions	26	2	11
Decreases from prior period tax positions	(74)	(5)	(90)
Decreases from statute of limitations expirations	(14)	(28)	—
Increases from current period tax positions	67	39	16
Net transfers to Mondelēz International	—	—	(9)
Decreases relating to settlements with taxing authorities	(3)	(3)	(33)
Currency and other	(5)	(4)	(8)
End of year	$256	$259	$258

Deferred Income Tax Assets and Liabilities
The tax effects of temporary differences that gave rise to deferred income tax assets and liabilities consisted of the following at December 27, 2014 and December 28, 2013:

	December 27, 2014	December 28, 2013
	(in millions)
Deferred income tax assets:
Pension benefits	$407	$104
Postretirement benefits	1,355	1,238
Other employee benefits	113	122
Other	471	497
Total deferred income tax assets	2,346	1,961
Valuation allowance	(20)	(3)
Net deferred income tax assets	$2,326	$1,958
Deferred income tax liabilities:
Trade names	$(828)	$(828)
Property, plant and equipment	(979)	(949)
Debt exchange	(350)	(384)
Other	(66)	(65)
Total deferred income tax liabilities	(2,223)	(2,226)
Net deferred income tax assets / (liabilities)	$103	$(268)